Prospectus Supplement  April 19, 1999

IDS Life Funds-AEL Variable Annuity 37300 H (10/98)
IDS Life Funds-ACL Variable Annuity 40017 C (10/98)

SHAREHOLDER MEETINGS

At the regular meetings scheduled to be held on June 16, 1999, shareholders of the funds listed above will vote on the following proposals:

1. Change the Fund Name from IDS to AXP. Shareholders of all funds will be asked to approve a name change from IDS to AXP. AXP is an abbreviated form of the name of the funds' investment manager, American Express Financial Corporation. Annuity Funds will also add the words "Variable Portfolio" to their name. For example, IDS Life Capital Resource Fund will change to AXP Variable Portfolio - Capital Resource Fund. In addition, some Annuity Funds will change their names to parallel the names of the retail funds with the same investment objectives, as shown in the following table. Finally, the name of the corporation will be changed as shown in the following table.



                                           Proposed Fund Names
------------------------------------------------------- -----------------------------------------------------
                     Current Name                                          Proposed Name
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
IDS Life Investment Series, Inc.                        AXP Variable Portfolio - Investment Series, Inc.
    -IDS Life Aggressive Growth Fund                        -AXP Variable Portfolio - Strategy Aggressive
                                                              Fund
    -IDS Life Capital Resource Fund                         -AXP Variable Portfolio - Capital Resource Fund
                                                            -AXP Variable Portfolio - New Dimensions Fund
    -IDS Life Growth Dimensions Fund                        -AXP Variable Portfolio - International Fund

    -IDS Life International Equity Fund
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
IDS Life Managed Fund, Inc.                             AXP Variable Portfolio - Managed Series, Inc.
    -IDS Life Managed Fund                                  -AXP Variable Portfolio - Managed Fund
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
IDS Life Moneyshare Fund, Inc.                          AXP Variable Portfolio - Money Market Series, Inc.
                                                            -AXP Variable Portfolio - Cash Management Fund
    -IDS Life Moneyshare Fund
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
IDS Life Special Income Fund, Inc.                      AXP Variable Portfolio - Income Series, Inc.
    -IDS Life Global Yield Fund                             -AXP Variable Portfolio - Global Bond Fund
    -IDS Life Income Advantage Fund                         -AXP Variable Portfolio - Extra Income Fund
    -IDS Life Special Income Fund                           -AXP Variable Portfolio - Bond Fund
------------------------------------------------------- -----------------------------------------------------

2. Add a New Distribution Plan. Annuity Fund shareholders will vote on a new distribution plan (also known as a 12b-1 plan) of 0.125% of average daily net assets that will provide additional services and education.

3. Change Fundamental Policies. Shareholders will be asked to eliminate or modify a number of policies. Policies to be voted on include those regarding: potential conflicts of interest; issuing senior securities; investing in other investment companies; investing in exploration or development programs; and investing for purposes of exercising control or management. Eliminating or changing these policies is not expected to have any impact on the funds' investment practices.

S-37300-21 (4/99)
*Destroy - June 17, 1999